CURRENT AND NON-CURRENT EMPLOYEE BENEFITS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
CURRENT AND NON-CURRENT EMPLOYEE BENEFITS
Discount rate	2.15%	2.26%
Expected salary increase rate	2.00%	2.00%
Turnover rate	7.53%	7.62%
Retirement age of women	60 years	60 years
Retirement age of men	65 years	65 years